SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Interest paid	$ 1,638	$ 1,074	$ 985
Income taxes paid	364	262	172
Changes in non-cash working capital
Accounts receivable	(445)	(190)	284
Prepayments	(117)	(11)	(415)
Accounts payable and other	(342)	(323)	(89)
Changes in non-cash working capital, net	(904)	(524)	(220)
Changes in working capital related to the impact of investments in finance leases	$ 300	$ 300	$ 300